Note 10 - Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefits (Details) - EBP 27-1560715 001 [Member] - USD ($)		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Net assets available for benefits per the financial statements	$ 31,433,964	$ 31,433,964	$ 26,682,617
Net increase in net assets available for benefits per the financial statements	4,751,347	4,751,347
Amounts allocated to withdrawing participants prior year end	529,638
Amounts allocated to withdrawing participants	0	0	(529,638)
Net increase in net assets available for benefits per the Form 5500	5,280,985
Net assets available for benefits per the Form 5500	$ 31,433,964	$ 31,433,964	$ 26,152,979